Investment Objectives and Goals - Defiance AI Capacitors Leaders ETF	Aug. 19, 2026
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE AI CAPACITORS LEADERS ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance AI Capacitors Leaders ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the BITA AI Capacitors Leaders Index (the “Index”).